Basis of Presentation of the Consolidated Financial Statements - Schedule of Effect of Changes in Foreign Exchange Rates (Details) € in Millions	12 Months Ended
	Dec. 31, 2023 EUR (€) $ / €	Dec. 31, 2022 EUR (€) $ / €	Dec. 31, 2021 EUR (€) $ / €
Currency [Line Items]
Revenues	€ 40,652	€ 39,993	€ 39,277
Argentina
Currency [Line Items]
Exchange rate as of closing date of period (per USD) | $ / €	893.45	189.08	116.37
Annual index rate (as a percent)	211.00%	95.00%	51.00%
Revenues	€ 1,237	€ 2,066
Operating income (loss)	€ (199)	€ (270)
Brazilian real
Currency [Line Items]
Variation of average exchange rate (in percentage)	0.30%	17.60%
Variation of closing exchange rate (in percentage)	4.10%	13.50%
Increase (decrease) in equity due to depreciation of euro to major currencies	€ 419	€ 1,261
Pound sterling
Currency [Line Items]
Variation of average exchange rate (in percentage)	(2.00%)	0.80%
Variation of closing exchange rate (in percentage)	2.10%	(5.30%)
New peruvian sol
Currency [Line Items]
Variation of average exchange rate (in percentage)	(0.40%)	13.70%
Variation of closing exchange rate (in percentage)	(0.70%)	10.90%
Chilean peso
Currency [Line Items]
Variation of average exchange rate (in percentage)	1.10%	(2.20%)
Variation of closing exchange rate (in percentage)	(5.70%)	4.70%
Colombian peso
Currency [Line Items]
Variation of average exchange rate (in percentage)	(4.30%)	(0.60%)
Variation of closing exchange rate (in percentage)	21.60%	(12.20%)
Mexican peso
Currency [Line Items]
Variation of average exchange rate (in percentage)	10.30%	13.50%
Variation of closing exchange rate (in percentage)	11.20%	11.50%
Argentine peso
Currency [Line Items]
Variation of closing exchange rate (in percentage)	(78.80%)	(38.50%)
Increase (decrease) in equity due to depreciation of euro to major currencies	€ (647)	€ 338